Supplement dated August 10, 2010
to the Institutional Class Prospectus
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, and June 16, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

INTERNATIONAL VALUE FUND I
Effective August 10, 2010, make the following changes in the fund summary:

In the Principal Investment Strategies section on page 118, delete the three paragraphs that each begin
“AXA Rosenberg” and substitute:

Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) uses a bottom-up, active approach to equity management. BHMS believes in the underlying philosophy that markets are inefficient and that inefficiencies in the valuation of securities can best be exploited through strict adherence to a value-oriented investment process dedicated to the selection of individual securities. The firm does not attempt to time the market nor rotate in and out of broad market sectors. Their expectation is that alpha will be generated primarily through stock selection and through the resulting sector/region/country allocation. The firm stays fully invested with what it believes is a defensive, conservative orientation. BHMS implements this strategy by constructing portfolios that reflect all four value characteristics: 1) price/earnings ratios below the market
(as measured by the MSCI EAFE Index), 2) price/book ratios below the market, 3) enterprise value/free cash flow ratios below the market, and 4) dividend yields above the market.

In the Management section, under the Sub-Advisor(s) and Portfolio Manager(s) heading on page 120, delete the information for AXA Rosenberg Investment Management LLC and related portfolio managers and substitute:
Barrow, Hanley, Mewhinney & Strauss, LLC

  David A. Hodges, Jr. (since 2010), Portfolio Manager, Managing Director
  Randolph S. Wrighton, Jr. (since 2010) Assistant Portfolio Manager, Director

MANAGEMENT OF THE FUNDS
Effective August 10, 2010, make the following changes in this section. On page 278, delete the section for
AXA Rosenberg Investment Management LLC. On page 278, in the section for Barrow, Hanley, Mewhinney
& Strauss, LLC (“BHMS”), add the following information:

BHMS manages the International Value Fund I with a team consisting of a portfolio manager, an assistant portfolio manager, and analysts who are responsible for the coverage of specific sectors. David A. Hodges,
Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager.

David A. Hodges, Jr. joined BHMS in 2001. Mr. Hodges earned a BA from Southern Methodist University, an MBA from the University of Florida, and a JD from the University of Arkansas School of Law. He has earned the right to use the Chartered Financial Analyst designation.

Randolph S. Wrighton, Jr. joined BHMS in 2005 as an equity analyst. He earned a BA in Economics from
Vanderbilt University and an MBA from the University of Texas. He has earned the right to use the
Chartered Financial Analyst designation.

Supplement dated August 10, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 17, 2010, May 3, 2010, May 19, 2010,
May 27, 2010, June 16, 2010, and July 12, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
On page 96, under the sub-heading “Investment Advisors,” delete the information related to AXA Rosenberg
Investment Management LLC. On page 96, in the section related to Barrow, Hanley, Mewhinney & Strauss,
LLC, add to the list of Funds: and a portion of the assets of International Value I.

Sub-Advisory Agreements for the Funds
All other Funds
On page 110, delete the information for International Value I related to AXA Rosenberg. The sub-advisory fee for Barrow, Hanley, Mewhinney & Strauss will be the same as that listed for Causeway for International Value I which is listed at the bottom of page 110.

PORTFOLIO MANAGER DISCLOSURE
On pages 165-166, delete the information related to AXA Rosenberg Investment Management LLC and its portfolio managers.

On pages 166-167, add the following information to the disclosure for Barrow, Hanley, Mewhinney & Strauss,
LLC:

This information is as of June 30, 2010.

Other Accounts Managed
			Number of	Total Assets of
		Total	Accounts	the Accounts
	Total	Assets in	that base	that base the
	Number	the	the Advisory	Advisory Fee on
	of	Accounts	Fee on	Performance
	Accounts	($ mils)	Performance	($ mils)
David A. Hodges, Jr.
International Value Fund I
Registered investment companies	4	676.8	N/A	N/A
Other pooled investment vehicles	1	7.7	N/A	N/A
Other accounts	3	417.1	N/A	N/A

Randolph S. Wrighton, Jr.
International Value Fund I
Registered investment companies	4	676.8	N/A	N/A
Other pooled investment vehicles	1	7.7	N/A	N/A
Other accounts	3	417.1	N/A	N/A

Compensation
Add the following to the end of the second paragraph on page 167:
Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Ownership of Securities
Dollar Range of
Securities Owned
	Funds Managed by Portfolio Manager	by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
David A. Hodges, Jr.	International Value Fund I	None
Randolph S. Wrighton, Jr.	International Value Fund I	None

APPENDIX B

Delete the proxy voting policy for AXA Rosenberg.